SUPPLEMENT TO THE FIDELITY(registered trademark) ADVISOR SHORT
FIXED-INCOME FUND
INSTITUTIONAL CLASS

DECEMBER 29, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.
For the periods ended          Past 1 year  Life of class
December 31, 1998

Advisor Short Fixed-Income -    6.02%        5.97%A
Institutional Class

Lehman Brothers 1-3 Year        6.98%        6.53%B
Government/Corporate Bond
Index

Lipper Short Investment Grade   5.78%       n/a
Debt Funds Average

A FROM JULY 3, 1995.
B FROM JUNE 30, 1995.